Supplement to currently effective Prospectus of each of the listed funds


     Scudder Balanced Fund
     Scudder California Tax Free Fund
     Scudder California Tax Free Money Fund
     Scudder Cash Investment Trust
     Scudder Development Fund
     Scudder Emerging Markets Growth Fund
     Scudder Emerging Markets Income Fund
     Scudder Global Bond Fund
     Scudder Global Discovery Fund
     Scudder Global Fund
     Scudder GNMA Fund
     Scudder Gold Fund
     Scudder Government Money Market Series
     Scudder Greater Europe Growth Fund
     Scudder Growth and Income Fund
     Scudder High Yield Bond Fund
     Scudder High Yield Tax Free Fund
     Scudder Income Fund
     Scudder International Bond Fund
     Scudder International Fund
     Scudder International Growth and Income Fund
     Scudder Large Company Growth Fund
     Scudder Large Company Value Fund
     Scudder Latin America Fund
     Scudder Limited Term Tax Free Fund
     Scudder Managed Municipal Bonds
     Scudder Massachusetts Limited Term Tax Free Fund
     Scudder Massachusetts Tax Free Fund
     Scudder Medium Term Tax Free Fund
     Scudder Money Market Series
     Scudder New York Tax Free Fund
     Scudder New York Tax Free Money Fund
     Scudder Ohio Tax Free Fund
     Scudder Pacific Opportunities Fund
     Scudder Pathway Series:
        Balanced Portfolio
        Conservative Portfolio
        Growth Portfolio
        International Portfolio
     Scudder Pennsylvania Tax Free Fund
     Scudder Short Term Bond Fund
     Scudder Tax Free Money Fund
     Scudder Tax Free Money Market Series
     Scudder U.S. Treasury Money Fund
     Scudder Value Fund
     Scudder Zero Coupon 2000 Fund


("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. ("Zurich Kemper"), and Scudder has changed its name to Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"). As a result of the transaction, Zurich owns approximately 70% of Scudder Kemper, with the balance owned by Scudder Kemper's officers and employees. Scudder Kemper now manages in excess of $200 billion in assets.


Following the transaction, the Scudder Family of Funds will continue to be pure no load. The Scudder Family of Funds consists of those Funds or classes of Funds advised by Scudder Kemper which are offered without commissions to purchase or redeem shares or to exchange from one Fund to another.


The transaction between Scudder and Zurich resulted in the termination of each Fund's investment management agreement with Scudder. However, new investment management agreements between each Fund and Scudder Kemper were approved by each Fund's Board of Directors or Trustees. A special meeting of shareholders (the "Special Meeting") of each Fund was held in October, 1997, at which time the shareholders also approved the new investment management agreements. The new investment management agreements (each an "Investment Management Agreement" and, collectively, the "Investment Management Agreements") are all effective as of December 31, 1997 and each will be in effect for an initial term ending on the same date as would the corresponding previous investment management agreement.


Each Fund's Investment Management Agreement is the same in all material respects as the corresponding previous investment management agreement, except that Scudder Kemper is the new investment adviser to each Fund.


Each Fund's fundamental policies have been amended by a vote of shareholders at each Fund's respective Special Meeting. Following is a list of each Fund's amended and restated fundamental policies. As a matter of fundamental policy, each Fund will not:


o borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

o    issue senior  securities,  except as permitted under the Investment Company
     Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

o For all Funds except Scudder Gold Fund: concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time (except that Scudder Cash Investment Trust and Scudder New York Tax Free Money Fund each reserves the freedom of action to concentrate its investments in instruments issued by domestic banks and except that Scudder Pathway Series may concentrate in an underlying Fund. However, each underlying Scudder Fund in which each Pathway Portfolio will invest may concentrate its investments in a particular industry);

o For Scudder Gold Fund: concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, except that the Fund may concentrate in securities issued by wholly owned subsidiaries of Scudder Mutual Funds, Inc. and securities of companies that are primarily engaged in the exploration, mining, fabrication, processing or distribution of gold and other precious metals and in gold, silver, platinum and palladium bullion and coins;

o For all Funds: engage in the business of underwriting securities issued by others, except to the extent that the Fund (or Portfolio, in the case of Scudder Pathway Series) may be deemed to be an underwriter in connection with the disposition of portfolio securities;

o purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund (or Portfolio, in the case of Scudder Pathway Series) reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's (or Portfolio's, in the case of Scudder Pathway Series) ownership of securities;

o For all Funds except Scudder Gold Fund: purchase physical commodities or contracts relating to physical commodities;

o For Scudder Gold Fund: purchase or sell physical commodities or contracts relating to physical commodities, except for contracts for the future delivery of gold, silver, platinum and palladium and gold, silver, platinum and palladium bullion and coins;

o For all Funds: make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's (or Portfolio's, in the case of Scudder Pathway Series) investment objective and policies may be deemed to be loans.


In addition, the following Funds also include the following fundamental policies.

o    For Scudder  California Tax Free Fund and Scudder California Tax Free Money
     Fund: each will have at least 80% of its net assets invested in California municipal securities during periods of normal market conditions.

o For Scudder Government Money Market Series, Scudder Money Market Series and Scudder Tax Free Money Market Series: each may not invest an amount equal to 10% or more of the current value of such Fund's total assets in investments that are not readily marketable, including securities restricted as to disposition under the Securities Act of 1933, repurchase agreements having maturities of more than seven days, and, in the case of Scudder Money Market Series, fixed time deposits subject to withdrawal penalties having maturities of more than seven calendar days.

o For Scudder High Yield Tax Free Fund, Scudder Managed Municipal Bonds, Scudder Medium Term Tax Free Fund and Scudder Limited Term Tax Free Fund: each will have at least 80% of its net assets invested in municipal securities during periods of normal market conditions.

o For Scudder Massachusetts Limited Term Tax Free Fund and Scudder Massachusetts Tax Free Fund: each will have at least 80% of its net assets invested in municipal securities of issuers located in Massachusetts and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam) during periods of normal market conditions.

o    For  Scudder  New York Tax Free Fund and  Scudder  New York Tax Free  Money
     Fund: each will have at least 80% of its net assets invested in New York municipal securities during periods of normal market conditions.

o For Scudder Ohio Tax Free Fund: will have at least 80% of its net assets invested in Ohio municipal securities during periods of normal market conditions. H For Scudder Pennsylvania Tax Free Fund: will have at least 80% of its net assets invested in Pennsylvania municipal securities during periods of normal market conditions.

o For Scudder Tax Free Money Fund: will have at least 80% of its net assets invested in short-term municipal securities during periods of normal market conditions.

o For Scudder Tax Free Money Market Series: under ordinary market conditions, the Fund will maintain at least 80% of the value of its total assets in obligations that are exempt from federal income taxes and are not subject to the alternative minimum tax.


Each Fund's non-fundamental borrowing and lending policies have been amended by each Fund's respective Board of Directors or Trustees as follows: H For Scudder California Tax Free Fund, Scudder California Tax Free Money Fund, Scudder Cash Investment Trust, Scudder Government Money Market Series, Scudder High Yield Tax Free Fund, Scudder Limited Term Tax Free Fund, Scudder Managed Municipal Bonds, Scudder Massachusetts Limited Term Tax Free Fund, Scudder Massachusetts Tax Free Fund, Scudder Medium Term Tax Free Fund, Scudder Money Market Series, Scudder New York Tax Free Fund, Scudder New York Tax Free Money Fund, Scudder Ohio Tax Free Fund, Scudder Pennsylvania Tax Free Fund, Scudder Tax Free Money Fund, Scudder Tax Free Money Market Series and Scudder U.S. Treasury Money Fund: the Fund does not currently intend to borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes. H For all other
Funds: the Fund does not currently intend to borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and
(ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings. H For Scudder Growth and Income Fund: the Fund currently does not intend to lend portfolio securities in an amount greater than 30% of its total assets. H For all other Funds (except Scudder Pathway Series): the Fund currently does not intend to lend portfolio securities in an amount greater than 5% of its total assets.


On January 1, 1998, the following lead portfolio managers will assume responsibility for each listed fund's day-to-day operations and overall investment strategy. This list reflects only new lead portfolio management responsibilities; these individuals may also serve as lead portfolio managers on additional funds.


Frank J. Rachwalski, Jr.'s fund management responsibilities include Scudder California Tax Free Money Fund, Scudder Cash Investment Trust, Scudder Government Money Market Series, Scudder Money Market Series, Scudder New York Tax Free Money Fund, Scudder Tax Free Money Fund, Scudder Tax Free Money Market Series and Scudder U. S. Treasury Money Fund. Mr. Rachwalski joined Zurich Kemper in 1973. Mr. Rachwalski has more than 20 years of experience managing money market portfolios.


Philip G. Condon's fund management responsibilities include Scudder Managed Municipal Bonds and Scudder Pennsylvania Tax Free Fund. Mr. Condon joined the Adviser in 1983 and has more than 17 years of experience in municipal investing and portfolio management. Mr. Condon has served as a portfolio manager on this team since 1988.


Christopher J. Mier's fund management responsibilities include Scudder Ohio Tax Free Fund. Mr. Mier joined Zurich Kemper in 1986. Mr. Mier has more than five years of experience in municipal investing and portfolio management.


M. Ashton Patton's fund management responsibilities include Scudder Medium Term Tax Free Fund. Ms. Patton joined the Adviser in 1986 and has been a portfolio manager for this Fund since 1990.


Stephen A. Wohler's fund management responsibilities include Scudder Income Fund, Scudder Short Term Bond Fund and Scudder Zero Coupon 2000 Fund. Mr. Wohler has over 17 years of experience managing fixed-income investments and has been with the Adviser since 1979. Mr. Wohler has been a portfolio manager for Scudder Income Fund and Scudder Zero Coupon 2000 Fund since 1994.


Richard L. Vandenberg's fund management responsibilities include Scudder GNMA Fund. Mr. Vandenberg has been a portfolio manager for Zurich Kemper since 1996 when he joined the firm. Prior to 1996, Mr. Vandenberg had been a portfolio manager for several investment management firms for over 22 years. In addition to being a portfolio manager, Mr. Vandenberg was the head of the taxable fixed-income department at Voyageur Asset Management.




December 31, 1997